Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	Jun. 14, 2017	Jun. 01, 2017	Aug. 31, 2019	Feb. 19, 2018	May 17, 2017	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Feb. 04, 2020	Mar. 31, 2019	Dec. 31, 2016
Statement Line Items [Line Items]
Financial liability						$ 7,558	$ 4,731
Finance income						8,765	54		$ 102
Influence on equity						11,602	15,572	[1]	18,166			$ 19,303
Convertible promissory notes [Member]
Statement Line Items [Line Items]
Consideration received, net						4,276
Financial liability						11,609
Convertible notes						7,333
Loss on conversion price						2,003
Remaining financial liabilities						$ 2,905
Convertible promissory notes [Member] | Non-adjusting events after reporting period [member]
Statement Line Items [Line Items]
Aggregate principal amount										$ 200
Treasury Shares [Member]
Statement Line Items [Line Items]
Ordinary shares issued						527,032
Constituted issued and paid up share capital percentage						25.00%
Influence on equity						$ (1,509)	$ (1,509)		$ (1,509)			$ (1,509)
ADS [Member] | Non-adjusting events after reporting period [member] | Warrants [Member]
Statement Line Items [Line Items]
Exercise price										$ 1.914
ADS [Member] | Convertible promissory notes [Member] | Non-adjusting events after reporting period [member]
Statement Line Items [Line Items]
Conversion price										$ 1.74
Ordinary Shares [Member]
Statement Line Items [Line Items]
Gross proceeds from offering				$ 10,560
Financial liability						793
Finance income						$ 9,327
Right to purchase exercised ordinary shares											1,881
Ordinary Shares [Member] | Investor [Member]
Statement Line Items [Line Items]
Right to purchase exercised ordinary shares											1,881
Private Placement [Member]
Statement Line Items [Line Items]
Ordinary shares issued						30,472,400
Financial liability						$ 2,893
Finance income						620
Aggregate principal amount			$ 4,276			$ 1,767
Additional debt amount			2,700
Gross proceeds			$ 7,000
Securities purchase agreement, description						Accordingly, from the consideration received, approximately $1,569,000 was attributed to the convertible notes of the first tranche, $1,902,000 was attributed to the warrants of the first tranche, and a total of approximately $805,000 was attributed to the rights with respect to the second and third tranches.
Maturity date						Mar. 04, 2021
Conversion price						$ 2.90
Private Placement [Member] | Ordinary Shares [Member]
Statement Line Items [Line Items]
Ordinary shares issued	4,078,759	4,044,050			3,430,000
Exercise price	$ 1.17	$ 1.17			$ 1.17
Consideration received, net	$ 4,800	$ 4,700			$ 4,000	$ 12,420
Public Offering [Member] | Ordinary Shares [Member]
Statement Line Items [Line Items]
Net issuance consideration, total				1,224
Attributed to warrants				$ 10,201
Ordinary shares issued				80,000,000
Gross proceeds from offering				$ 1,440
Consideration received, net				$ 12,000
Warrants description				80,000,000 non-tradable warrants (exercisable into 1,600,000 ADSs) with an exercise price of $8.625 per ADS and term of 5 years and 60,000,000 non-tradable rights to purchase shares (exercisable into 1,200,000 ADSs) with an exercise price of $7.5 per ADS and term of 6 months.
Public Offering [Member] | Ordinary Shares [Member] | ADS [Member]
Statement Line Items [Line Items]
Net issuance consideration, total				$ 216
Attributed to warrants				$ 1,799
Ordinary shares issued				16,000,000

[1]	See Note 2.C regarding initial application of International Financial Reporting Standard ("IFRS") 16, Leases. According to the transitional method that was chosen, comparative data were not restated.